INCOME TAX (Schedule of Income Tax Expense Recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income tax expense
Current	$ 5,613	$ 17,750
Deferred	3,296	3,121
Income tax expense	$ 8,909	$ 20,871